SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Schedule of Relevant Exchange Rates

The relevant exchange rates are listed below:

	June 30,	June 30,	December 31,
	2025	2024	2024

Period Ended RMB: USD exchange rate	7.1636	7.2672	7.2993
Period Average RMB: USD exchange rate	7.2526	7.2150	7.1957

Schedule of Estimated Useful Lives of the Assets	Depreciation commences upon placing the asset in use and is recognized on a straight-line basis over the estimated useful lives of the assets with 5% of residual value, as follows:
Useful lives
Buildings	10 years
Machinery and equipment	3-10 years
Transportation vehicles	4 years
Office furniture and equipment	5-10 years
Electronic equipment	2-5 years

Schedule of Intangible Assets

Intangible assets consist of patents and a trademark. Intangible assets are amortized using the straight-line method with the following estimated useful lives:

Useful lives
Patents	10 years
Trademark	10 years
Software	10 years
Land use rights	50 years